Shareholder Report, Line Graph (Details) - USD ($)		4 Months Ended	12 Months Ended	16 Months Ended	28 Months Ended
	Feb. 26, 2024	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026
C000247041
Account Value [Line Items]
Line Graph and Table Measure Name			Swan Enhanced Dividend Income ETF
Accumulated Value	$ 10,000	$ 10,354		$ 11,507	$ 13,253
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,824		12,466	15,248
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name			CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Accumulated Value	$ 10,000	$ 10,415		$ 11,482	$ 13,474